UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 10/31/2016

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2016 (Unaudited)	BlackRock MuniYield California Quality Fund, Inc. (MCA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 87.8%
Corporate — 0.5%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,708,962
County/City/Special District/School District — 33.6%
Arcadia Unified School District, GO, Election of 2006, Series A, 5.00%, 8/01/37	7,925	8,005,518
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 6.00%, 8/01/23 (a)	2,250	2,914,222
City & County of San Francisco California, COP, Port Facilities Project, Series C, AMT, 5.25%, 3/01/32	1,050	1,214,136
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,219,200
County of Los Angeles Public Works Financing Authority, Refunding RB, Series D:
4.00%, 12/01/40	1,000	1,074,850
5.00%, 12/01/45	1,265	1,490,145
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/19 (a)	2,500	2,727,450
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/34	9,045	10,094,310
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	10,000	11,928,400
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,755	3,304,430
Fremont Union High School District, GO, Refunding, 4.00%, 8/01/40	1,150	1,243,840
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/37	2,725	3,273,897
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,165	2,535,237
5.75%, 8/01/35	8,400	9,910,824

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	$2,500	$3,076,500
Grossmont Union High School District, GO, Election of 2008, Series C, 5.50%, 8/01/33	1,880	2,211,839
Imperial Irrigation District, Series A, Electric System Revenue, 5.13%, 11/01/18 (a)	5,000	5,424,700
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	5,715	6,968,305
Los Angeles Municipal Improvement Corp., Refunding LRB, Real Property, Series B (AGC), 5.50%, 4/01/19 (a)	2,075	2,298,187
Mount San Antonio Community College District, GO, Refunding, Election of 2008, Series 2013 A, 5.00%, 8/01/34	4,500	5,329,620
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/21 (a)	8,140	9,690,670
Orchard School District, GO, Election of 2001, Series A (AGC), 5.00%, 8/01/19 (a)	7,490	8,315,997
Perris Union High School District, GO, Election of 2012, Series B, 5.25%, 9/01/39	2,715	3,225,230
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM):
5.50%, 8/01/34	2,000	2,157,600
5.63%, 8/01/18 (a)	4,500	4,874,580
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,352,900
San Diego Community College District, GO, 5.00%, 8/01/41 (b)	2,250	2,697,097
San Diego Unified School District, GO, CAB, Series C (c):
Election of 2008, 0.00%, 7/01/42	2,900	1,154,751
Election of 2008, 0.00%, 7/01/43	1,000	383,150
Election of 2008, 0.00%, 7/01/45	1,300	460,915
0.00%, 7/01/47	830	272,423

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016	1

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	$2,570	$2,578,841
5.75%, 5/01/42	4,500	5,285,655
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A:
5.00%, 6/01/32	3,375	3,969,270
5.00%, 6/01/39	5,800	6,697,840
San Juan Unified School District, GO, Election of 2002 (AGM), 5.00%, 8/01/34	6,475	7,294,670
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,000	3,550,110
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/19 (a)	5,600	6,348,440
Sweetwater Union High School District, GO, Refunding, 4.00%, 8/01/42	2,500	2,685,900
Walnut Valley Unified School District, GO, Election of 2007, Series B, 5.75%, 8/01/21 (a)	7,680	9,324,134
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	6,140	7,202,957
Election of 2010, Series B, 5.50%, 8/01/39	3,000	3,649,230
Election of 2012, Series A, 5.50%, 8/01/39	2,500	3,041,025

		187,458,995
Education — 1.4%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,269,475
University of California, RB, 5.25%, 5/15/36	3,680	4,433,075

		7,702,550
Health — 11.1%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	10,000	11,375,700

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, RB (continued):
Providence Health Services, Series B, 5.50%, 10/01/39	$4,205	$4,688,323
Sutter Health, Series A, 5.25%, 11/15/46	6,970	6,982,267
Sutter Health, Series B, 6.00%, 8/15/42	7,715	9,001,322
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,500	6,147,515
Dignity Health, Series A, 6.00%, 7/01/34	2,370	2,653,665
Providence St. Joseph Health, 3.00%, 10/01/47	3,600	3,212,964
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	5,130	5,993,584
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series D (BHAC), 5.50%, 7/01/31	865	891,469
CHF Irvine LLC, 5.00%, 5/15/40	750	858,885
John Muir Health, Series A, 4.00%, 8/15/51	4,825	4,985,624
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	2,860	3,272,698
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,946,214

		62,010,230
State — 7.3%
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,500	6,383,905
6.00%, 4/01/38	17,180	19,164,634
6.00%, 11/01/39	3,510	4,006,454
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,141,338

2	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, LRB (continued):
Various Capital Projects, Series I, 5.50%, 11/01/33	$2,575	$3,132,822
Various Capital Projects, Sub-Series I-1, 6.13%, 11/01/19 (a)	3,365	3,876,278

		40,705,431
Transportation — 16.7%
Alameda Corridor Transportation Authority, Refunding RB, 2nd Subordinate Lien, Series B:
5.00%, 10/01/36	2,035	2,370,429
5.00%, 10/01/37	1,395	1,622,343
City & County of San Francisco California Airports Commission, ARB:
Series E, 6.00%, 5/01/39	9,650	10,818,905
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	705	708,194
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.13%, 1/01/27	985	989,373
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/18 (a)	3,500	3,727,220
2nd Series A, 5.25%, 5/01/33	1,900	2,195,640
Series A, 5.00%, 5/01/39	6,175	7,030,052
Series A, 5.00%, 5/01/40	3,785	4,306,384
City & County of San Francisco California Airports Commission, Refunding RB, AMT (AGM):
2nd Series 32, 5.75%, 5/01/18 (a)	2,285	2,447,258
Balance 2nd, 5.75%, 5/01/24	2,715	2,908,498
City of Los Angeles California Department of Airports, ARB:
AMT, Series D, 5.00%, 5/15/35	2,000	2,330,440
AMT, Series D, 5.00%, 5/15/36	1,500	1,741,650
Los Angeles International Airoport, Sub-Series B, 5.00%, 5/15/40	2,500	2,801,325

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.25%, 5/15/29	$4,760	$5,259,419
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,661,982
County of Orange California, ARB, Series B, 5.75%, 7/01/34	5,000	5,164,700
County of Sacramento California, ARB:
Senior Series B, AMT (AGM), 5.25%, 7/01/33	7,000	7,457,940
Subordinated & Passenger Facility Charges/Grant, Series C (AGC), 5.75%, 7/01/39	5,555	5,978,458
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,500	5,354,190
County of San Diego California Regional Airport Authority, Refunding ARB, Series B, 5.00%, 7/01/40	6,350	7,092,950
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/19 (a)	2,760	3,080,684
Port of Los Angeles California Harbor Department, RB, Series B, 5.25%, 8/01/19 (a)	5,530	6,172,531

		93,220,565
Utilities — 17.2%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	5,000	5,818,000
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	8,000	9,280,960
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,261,940
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	10,000	11,730,800

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016	3

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, Series A:
5.25%, 11/01/19 (a)	$6,280	$7,070,150
5.00%, 11/01/36	5,335	6,332,698
County of Los Angeles Sanitation Districts Financing Authority, Refunding RB, Series A, 4.00%, 10/01/42 (b)	8,210	8,790,857
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/18 (a)	4,895	5,200,938
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	4,000	4,712,400
East Bay California Municipal Utility District Wastewater System Revenue, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/17 (a)	2,500	2,563,200
East Bay California Municipal Utility District Water System Revenue, Refunding RB:
Series A (NPFGC), 5.00%, 6/01/17 (a)	3,000	3,075,840
Sub-Series A, 5.00%, 6/01/30	5,000	5,679,350
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	5,000	5,904,900
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	15,000	15,425,550
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	2,000	2,216,700

		96,064,283
Total Municipal Bonds - 87.8%		489,871,016

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California — 76.1%
County/City/Special District/School District — 26.2%
County of San Luis Obispo Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	$6,585	$7,125,082
County of San Mateo California Community College District, GO, Series A, 5.00%, 9/01/45	17,615	20,885,874
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/17 (a)	12,150	12,543,781
Los Angeles Community College District California, GO, Series A (a):
Election of 2001 (AGM), 5.00%, 8/01/17	12,000	12,388,920
Election of 2001 (NPFGC), 5.00%, 8/01/17	26,438	27,294,364
Election of 2003, Series F-1, 5.00%, 8/01/18	12,000	12,862,320
Los Angeles Community College District California, GO, Refunding, Election of 2008, 6.00%, 8/01/19 (a)	9,596	10,899,849
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,518,000
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,875,798
West Valley-Mission Community College District, GO, Election of 2012, Series B, 4.00%, 8/01/40	17,000	18,697,620

		146,091,608
Education — 13.7%
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,422,520
University of California, RB:
Series AM, 5.25%, 5/15/44	9,210	10,989,188
Series O, 5.75%, 5/15/19 (a)	11,193	12,533,348
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	13,002	15,595,249

4	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Education (continued)
University of California, Refunding RB (continued):
Series I, 5.00%, 5/15/40	$21,105	$24,890,125

		76,430,430
Health — 14.4%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	10,000	11,377,400
California Health Facilities Financing Authority, Refunding RB:
Lucile Salter Packard Childern’s Hospital, Series B, 5.00%, 8/15/55	4,500	5,195,925
Sutter Health, Series A, 5.00%, 8/15/43	24,940	28,871,791
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,860	22,586,778
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/41	10,375	12,254,947

		80,286,841
State — 0.9%
State of California, GO, Refunding, 4.00%, 9/01/37	4,575	4,978,195
Transportation — 7.8%
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, AMT, 5.00%, 5/01/46	10,000	11,420,500
City of Los Angeles California Department of Airports, RB, Senior Revenue, Series A, AMT, 5.00%, 5/15/40	5,500	6,336,550
City of Los Angeles California Department of Airports, Series D, AMT, 5.00%, 5/15/41	13,311	15,336,115

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Transportation (continued)
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/48	$8,620	$10,306,158

		43,399,323
Utilities — 13.1%
Anaheim Public Financing Authority, RB, Refunding, Series A:
5.00%, 5/01/39	6,000	7,083,000
5.00%, 5/01/46	13,500	15,835,365
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19 (a)	4,380	4,898,767
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	5,029	5,160,008
City of Los Angeles California Wastewater System, RB, Green Bonds, Series A, 5.00%, 6/01/44	6,290	7,449,813
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	1,412	1,500,047
5.00%, 5/01/18	7,098	7,541,828
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1 (AGM), 5.00%, 7/01/37	13,525	13,876,504
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	9,277	9,932,059

		73,277,391
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 76.1%		424,463,788
Total Long-Term Investments (Cost — $853,226,437) — 163.9%		914,334,804

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016	5

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.44% (e)(f)	6,792,240	$6,792,919
Total Short-Term Securities (Cost — $6,792,598) — 1.2%		6,792,919
Total Investments (Cost — $860,019,035*) — 165.1%		921,127,723
Liabilities in Excess of Other Assets — (0.3)%		(1,627,766)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.0)%		(195,321,496)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (29.8)%		(166,219,607)

Net Assets Applicable to Common Shares — 100.0%		$557,958,854

*	As of October 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$664,694,419

Gross unrealized appreciation	$62,850,189
Gross unrealized depreciation	(1,367,076)

Net unrealized appreciation	$61,483,113

6	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(e)	During the period ended October 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at October 31, 2016	Value at October 31, 2016	Income
BlackRock Liquidity Funds, MuniCash, Institutional Class	143,051	6,649,189	$6,792,240	$6,792,919	$6,584

(f)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(10)	5-Year U.S. Treasury Note	December 2016	$1,207,969	$9,052
(98)	10-Year U.S. Treasury Note	December 2016	$12,703,250	171,436
(72)	Long U.S. Treasury Bond	December 2016	$11,715,750	425,783
(24)	Ultra U.S. Treasury Bond	December 2016	$4,222,500	206,101
Total				$812,372

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016	7

Schedule of Investments (continued)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:.

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$914,334,804	—	$914,334,804
Short-Term Securities	$6,792,919	—	—	6,792,919

Total	$6,792,919	$914,334,804	—	$921,127,723

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$812,372	—	—	$812,372

[1] See above Schedule of Investments for values in each state or political sub-division.

[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

8	BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield California Quality Fund, Inc. (MCA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$520,750	—	—	$520,750
Liabilities:
Bank overdraft	—	$(222,227)	—	(222,227)
TOB trust certificates	—	(194,950,191)	—	(194,950,191)
VRDP Shares at Liquidation Value	—	(166,500,000)	—	(166,500,000)

Total	$520,750	$(361,672,418)	—	$(361,151,668)

During the period ended October 31, 2016, there were no transfers between levels.

BLACKROCK MUNIYIELD CALIFORNIA QUALITY FUND, INC.	OCTOBER 31, 2016	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	– Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Quality Fund, Inc.
By:	/s/John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Quality Fund, Inc.

Date: December 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski Chief Executive Officer (principal executive officer) of BlackRock MuniYield California Quality Fund, Inc.

Date: December 20, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniYield California Quality Fund, Inc.

Date: December 20, 2016